Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Global Real Estate VIP Fund,
Franklin Mutual Global Discovery VIP Fund,
Franklin Mutual Shares VIP Fund,
Templeton Developing Markets VIP Fund,
Templeton Foreign VIP Fund and Templeton Growth VIP Fund

In planning and performing our audit of the financial statements of Franklin Global Real Estate VIP Fund,
Franklin Mutual Global Discovery VIP Fund,
Franklin Mutual Shares VIP Fund,
Templeton Developing Markets VIP Fund,
Templeton Foreign VIP Fund,
and Templeton Growth VIP Fund
(hereafter collectively referred to as the "Funds") as of and for the year ended December 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) ("PCAOB"), we
considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted the following deficiency in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2018.

Management and PwC identified that at December 31, 2018, the Registrant's controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Funds, which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Funds. This material weakness did not result in misstatements in the Funds' interim or annual financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the financial statements that would not be prevented or detected. As a result, a material weakness exists at December 31, 2018 for the Funds.
Effective November 1, 2018 the Registrant's controls were enhanced through the implementation of a secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.
We have not performed any procedures to assess this corrective action, including its sufficiency in addressing the material weakness described above.


This report is intended solely for the information and use of the Board of Trustees of Franklin Templeton Variable Insurance Products Trust
 and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2019